U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer: DBX ETF Trust
                                345 Park Ave.
                                New York, NY  10154

2. The name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): | |

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI Brazil Hedged Equity ETF (DBBR)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Germany Hedged Equity ETF (DBGR)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Mexico Hedged Equity ETF (DBMX)
Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)
Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)
Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) Xtrackers MSCI All China Equity ETF (CN)
Xtrackers MSCI China A Inclusion Equity ETF
Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF (EMIH) Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF (HYIH) Xtrackers Investment Grade Bond - Interest Rate Hedged ETF (IGIH) Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW) Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers Eurozone Equity ETF (EURZ)
Xtrackers International Real Estate ETF
Xtrackers Germany Equity ETF (GRMY)
Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)
Xtrackers MSCI Latin America Pacific Alliance ETF
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

3.  Investment Company Act File Number: 811-22487

    Securities Act File Number:  333-170122

4.  (a)  Last day of fiscal year for which this Form is filed: 05/31/2019

    (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). (See
    Instruction A.2) [   ]

    NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
    PAID ON THE REGISTRATION FEE DUE.

    (c)  Check box if this is the last time the issuer will be filing this
    Form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 3,097,868,919

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ (4,309,522,108)

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ (6,812,783,076)

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii)]:                               $ (11,122,305,184)

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $ 0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (8,024,436,265)

    (vii) Multiplier for determining registration fee:    x .0001212

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                        = $ 0.00

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          + $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Michael Gilligan
        Michael Gilligan
        Treasurer, Chief Financial Officer and Controller

Date:   August 2, 2019